Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,646,665	86,988	1,907,171	1,316,059
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	112,628	73,980
Convertible Notes and Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	40,768
Unit Purchase Option and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,493,269	13,008	610,165	260,165
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,297,006	1,055,894